Nov. 20, 2017

NATIXIS FUNDS

          Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Mirova Global Green Bond Fund
Mirova Global Sustainable Equity Fund
Natixis Oakmark International Fund
Loomis Sayles Core Plus Bond Fund
Loomis Sayles Multi-Asset Income Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Small Cap Value Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com